Results of operation	6 Months Ended
Jun. 30, 2024
Results of operation
Results of operation

22.Results of operation

Revenue and cost of goods sold

In the six months ended June 30, 2024, the Company generated revenue for the amount of €2.0 million (2023: €1.5 million). In the three months ended June 30, 2024, the Company generated revenue for the amount of €0.8 million (2023: €1.1 million).

Revenue is recognized at a point in time upon satisfaction of the performance obligation, being the moment control over the Genio® system is transferred to the customer, which is in general at delivery at customer site or a predefined location in the country of the customer. For certain customers, control may be transferred upon shipment to the customer in case the incoterms are Ex-Works. The revenue from the Genio® system consists of a kit of products delivered at the same point in time, and as such revenue does not need to be allocated over the different products. The revenue is then recognized at an amount that reflects the consideration to which the Company expects to be entitled in exchange of the Genio® system. In determining the transaction price for the sale of the Genio® system, the Company considers the effects of variable consideration.

For the six month period ended June 30, 2024 the sales (based on country of customer) were generated in Germany (€1.6 million), Switzerland (€306,000), Spain (€72,000) and Italy (€46,000) (2023: Germany: €1.4 million, Switzerland: €117,000 and Austria: €81,000). For the six month period ended June 30, 2024, the Company has two customers with individual sales larger than 10% of the total revenue (2023: no customers with individual sales larger than 10% of the total revenue).

For the three month period ended June 30, 2024 the sales (based on country of customer) were generated in Germany (€0.7 million), Switzerland (€96,000) and Spain (€24,000) (2023: Germany: €1.0 million, Austria: €41,000 and Switzerland: €23,000).

Cost of goods sold for the three and six months ended June 30, 2024 and 2023:

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2024	2023	2024	2023
Purchases of goods and services	1,961	316	2,518	858
Inventory movement	(1,680)	103	(1,783)	(264)
Total cost of goods sold	281	419	735	594

Operating expenses

The tables below detail the operating expenses for the six months ended June 30, 2024 and 2023:

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	17,965	(3,294)	14,671
Selling, general and administrative expenses	12,355	—	12,355
Other income/(expense)	(247)	(2)	(249)
For the six months ended June 30, 2024	30,073	(3,296)	26,777

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	17,763	(5,001)	12,762
Selling, general and administrative expenses	11,736	—	11,736
Other income/(expense)	(273)	8	(265)
For the six months ended June 30, 2023	29,226	(4,993)	24,233

The tables below detail the operating expenses for the three months ended June 30, 2024 and 2023:

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	8,604	(1,132)	7,472
Selling, general and administrative expenses	6,383	—	6,383
Other income/(expense)	(53)	(5)	(58)
For the three months ended June 30, 2024	14,934	(1,137)	13,797

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	8,892	(2,287)	6,605
Selling, general and administrative expenses	6,185	—	6,185
Other income/(expense)	(227)	8	(219)
For the three months ended June 30, 2023	14,850	(2,279)	12,571

Research and Development expenses

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2024	2023	2024	2023
Staff costs	3,243	3,386	7,213	7,381
Consulting and contractors' fees	1,077	890	2,036	1,694
Q&A regulatory	140	109	243	145
IP costs	32	112	32	241
Depreciation and amortization expense	348	318	679	631
Travel	285	292	530	572
Manufacturing and outsourced development	750	1,942	2,513	3,127
Clinical studies	2,200	1,190	3,705	2,567
Other expenses	425	292	588	723
IT	104	361	426	682
Capitalized costs	(1,132)	(2,287)	(3,294)	(5,001)
Total research and development expenses	7,472	6,605	14,671	12,762

Before capitalization of €3.3 million for the six months ended June 30, 2024 and €5.0 million for the six months ended June 30, 2023, research and development expenses increased by €202,000 or 1.1%, from €17.8 million for the six months ended June 30, 2023, to €18.0 million for the six months ended June 30, 2024, due to a combined effect of the higher R&D activities and clinical expenses, this increase was offset by a decrease in manufacturing expenses due to an increase in inventory value.

Before capitalization of €1.1 million for the three months ended June 30, 2024 and €2.3 million for the three months ended June 30, 2023, research and development expenses decreased by €288,000 or 3.2%, from €8.9 million for the three months ended June 30, 2023, to €8.6 million for the three months ended June 30, 2024, due to decrease in manufacturing expenses due to an increase in inventory value, this decrease was offset by an increase in combined effect of the higher R&D activities and clinical expenses.

Selling, General and Administrative expenses

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2024	2023	2024	2023
Staff costs	2,293	2,390	4,876	4,802
Consulting and contractors' fees	2,659	2,279	4,223	3,857
Legal fees	105	257	582	485
Rent	179	107	344	195
Depreciation and amortization expense	311	242	589	484
IT	213	240	586	488
Travel	414	187	598	430
Insurance fees	139	289	261	576
Other	70	194	296	419
Total selling, general and administrative expenses	6,383	6,185	12,355	11,736

Selling, general and administrative expenses increased by €0.6 million or 5.3 % from €11.7 million for the six months ended June 30, 2023 to €12.4 million for the six months ended June 30, 2024, mainly due to an increase of costs to support the commercialization of Genio® system in Europe, scale up of the Company and also due to a start of new ERP system implementation. This increase was partly offset by decrease in insurance fees.

Selling, general and administrative expenses increased by €198,000 or 3.2 % from €6.2 million for the three months ended June 30, 2023 to €6.4 million for the three months ended June 30, 2024, mainly due to an increase of costs to support the commercialization of Genio® system in Europe, scale up of the Company. This increase was partly offset by decrease in insurance fees.

Other operating income / ( expenses)

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2024	2023	2024	2023
Recoverable cash advances
Initial measurement and re-measurement	5	6	18	39
R&D incentives	137	268	251	289
Capitalization of R&D incentive	(84)	(8)	(20)	(8)
Other income/(expenses)	—	(47)	—	(55)
Total Other Operating Income/(Expenses)	58	219	249	265

The Company had other operating income of €249,000 for the six months ended June 30, 2024 compared to other operating income of €265,000 for the six months ended June 30, 2023.

The Company had other operating income of €58,000 for the three months ended June 30, 2024 compared to other operating income of €219,000 for the three months ended June 30, 2023.

For the six month period ended June 30, 2024, the other operating income contains the R&D incentive in Australia and Belgium while for the six month period ended June 30, 2023 the other operating income only contained the R&D incentive in Australia. For the three month period ended June 30, 2024, €84,000 has been deducted from the expenses capitalized in relation to this R&D incentive. The R&D incentive and capitalization of R&D incentive for the six month period ended June 30, 2024 also includes a correction of the R&D incentive in Belgium on the investments of 2023 for an amount of €91.000.